Financial instruments and financial risk management - Foreign exchange risk (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity rate reported to key management personnel	10.00%
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	€ 147,169	€ 624	€ 345
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percent of reasonably possible decrease in risk assumption	10.00%	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	€ (13,380)	€ (60)
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	13,380	€ 60
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	€ 406
Percentage of reasonably possible increase in risk assumption	10.00%
Percent of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	€ 0
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	€ 0